Expense Example - Goldman Sachs Multi-Manager High Yield Bond Fund - Class P Shares	Aug. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	$ 163